JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 98.0%
Airlines — 0.4%
Delta Air Lines, Inc.	2		119

Banks — 5.8%
Bank of America Corp.	27		776
Citigroup, Inc.	13		890
PNC Financial Services Group, Inc. (The)	2		261

			1,927

Beverages — 2.8%
PepsiCo, Inc.	7		938

Biotechnology — 6.1%
AbbVie, Inc.	6		463
Amgen, Inc.	4		802
Gilead Sciences, Inc.	12		752

			2,017

Building Products — 1.2%
Armstrong World Industries, Inc.	3		272
Johnson Controls International plc	3		143

			415

Chemicals — 0.9%
Axalta Coating Systems Ltd. *	10		299

Communications Equipment — 2.8%
Cisco Systems, Inc.	19		937

Consumer Finance — 3.1%
Ally Financial, Inc.	9		283
American Express Co.	6		746

			1,029

Containers & Packaging — 1.4%
Ball Corp.	5		379
Crown Holdings, Inc. *	1		69

			448

Diversified Consumer Services — 0.7%
H&R Block, Inc.	10		239

Diversified Financial Services — 0.5%
Voya Financial, Inc.	3		178

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	17		1,011

Electric Utilities — 2.8%
Exelon Corp.	9		425
NextEra Energy, Inc.	2		514

			939

Electronic Equipment, Instruments & Components — 0.9%
Tech Data Corp. *	3		283

Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	9		216
Halliburton Co.	7		123
Schlumberger Ltd.	1		29

			368

Entertainment — 0.3%
Electronic Arts, Inc. *	1		89

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	3		752
SBA Communications Corp.	—	(a)	77

			829

Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	7		369

Food Products — 1.5%
General Mills, Inc.	9		499

Health Care Providers & Services — 4.4%
Anthem, Inc.	3		681
Cigna Corp.	3		384
Humana, Inc.	—	(a)	125
UnitedHealth Group, Inc.	1		274

			1,464

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc. *	—	(a)	269
Darden Restaurants, Inc.	2		256
Yum! Brands, Inc.	3		286

			811

Household Durables — 0.6%
PulteGroup, Inc.	5		197

Household Products — 1.8%
Procter & Gamble Co. (The)	5		603

Insurance — 3.9%
Lincoln National Corp.	5		272
Prudential Financial, Inc.	3		295
Travelers Cos., Inc. (The)	5		733

			1,300

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A *	—	(a)	525
Alphabet, Inc., Class C *	1		1,097

			1,622

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc. *	—	(a)	399
eBay, Inc.	18		698

			1,097

IT Services — 3.7%
Accenture plc, Class A	3		498
Leidos Holdings, Inc.	3		270
Mastercard, Inc., Class A	2		453

			1,221

Machinery — 4.3%
AGCO Corp.	2		152
Allison Transmission Holdings, Inc.	7		311
Cummins, Inc.	2		265
Flowserve Corp.	6		259
Ingersoll-Rand plc	2		292
Xylem, Inc.	2		137

			1,416

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Media — 1.7%
Cable One, Inc.	—	(a)	151
New York Times Co. (The), Class A	5		138
Omnicom Group, Inc.	3		261

			550

Multiline Retail — 2.2%
Target Corp.	7		724

Multi-Utilities — 0.4%
Sempra Energy	1		133

Oil, Gas & Consumable Fuels — 3.6%
CVR Energy, Inc.	3		145
HollyFrontier Corp.	3		154
Phillips 66	4		441
Valero Energy Corp.	5		444

			1,184

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	10		488

Professional Services — 0.7%
ManpowerGroup, Inc.	3		245

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	5		260

Road & Rail — 1.6%
CSX Corp.	8		536

Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	10		509
Lam Research Corp.	3		671
Texas Instruments, Inc.	1		162

			1,342

Software — 8.5%
Cadence Design Systems, Inc. *	4		246
Intuit, Inc.	2		519
Microsoft Corp.	15		2,065

			2,830

Specialty Retail — 0.8%
Best Buy Co., Inc.	4		260

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	2		419
HP, Inc.	12		233
Xerox Holdings Corp.	8		239

			891

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp. *	2		282

Trading Companies & Distributors — 0.5%
United Rentals, Inc. *	1		163

TOTAL COMMON STOCKS (Cost $27,872)			32,552

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $857)	856		857

Total Investments — 100.6% (Cost $28,729)			33,409
Liabilities in Excess of Other Assets — (0.6)%			(202)

Net Assets — 100.0%			33,207

Percentages indicated are based on net assets.

(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	12/2019	USD	595	(1)

Abbreviations

USD           United States Dollar

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,409	$—	$—	$33,409

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1)	$—	$—	$(1)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$1,669	$5,020	$5,832	$—	(c)	$—	$857	856	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.